Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Assets
Property, plant and equipment	$ 13,499	$ 13,690
Intangible assets and goodwill	1,068,876	1,147,517
Trade and other receivables, net	2,267	1,929
Investment in equity-accounted investees	5,244	16,316
Other investments	5,662	6,170
Term deposits	139	165
Non-current tax assets	31,681	24,476
Other non-current assets	2,273	14,607
Total non-current assets	1,129,641	1,224,870
Inventories	606	596
Contract assets	313
Current tax assets	1,415	25
Trade and other receivables, net	53,195	56,386
Term deposits	133,994	202,170
Other current assets	73,132	92,542
Cash and cash equivalents	177,990	187,647
Assets held for sale		1,220
Total current assets	440,645	540,586
Total assets	1,570,286	1,765,456
Equity
Share capital	52	52
Share premium	1,977,318	1,960,691
Reserves	634	3,232
Accumulated deficit	(682,054)	(515,850)
Share based payment reserve	102,427	78,804
Foreign currency translation reserve	(41,202)	31,705
Total equity attributable to equity holders of the Company	1,357,175	1,558,634
Non-controlling interests	193	298
Total equity	1,357,368	1,558,932
Liabilities
Loans and borrowings	474	424
Employee benefits	4,789	3,721
Contract liabilities	84
Deferred revenue		91
Deferred tax liabilities, net	601	115
Other non-current liabilities	2,400	2,201
Total non-current liabilities	8,348	6,552
Loans and borrowings	233	228
Trade and other payables	110,970	175,642
Contract liabilities	70,251
Deferred revenue		1,262
Other current liabilities	23,116	22,840
Total current liabilities	204,570	199,972
Total liabilities	212,918	206,524
Total equity and liabilities	$ 1,570,286	$ 1,765,456